Income taxes - Significant components of the Company's deferred tax assets (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Share issuance costs	$ 292,000	$ 229,000
Cumulative eligible capital	95,000	117,000
Operating losses carried forward	6,706,000	4,819,000
Total deferred tax assets	7,093,000	5,165,000
Deferred tax assets not recognized	$ (7,093,000)	$ (5,165,000)